OTHER ACCOUNTS PAYABLE	12 Months Ended
Dec. 31, 2024
Payables and Accruals [Abstract]
OTHER ACCOUNTS PAYABLE

NOTE 6 - OTHER ACCOUNTS PAYABLE

Other accounts payable consist of the following as of December 31, 2024 and 2023:

	December 31,
	2024	2023

Employees and related expenses	$800	$868
Accrued expenses	420	280
Provision for warranty	50	—
Deferred revenues (*)	996	992
	$2,266	$2,140

(*)	See also note 10.